Note 22 - Discontinued Operation (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of analysis of single amount of discontinued operations [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Revenues	15,168	16,436	14,857
Other income	324	552	292
Expenses	(16,266)	(16,895)	(15,459)
Profit before income tax	(774)	92	(310)
Income tax expense	149	(23)	29
Loss from discontinued operations	(625)	69	(281)

Net cash inflow/(outflow) from operating activities	(625)	69	(281)
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net (decrease)/increase in cash generated by subsidiary	(625)	69	(281)

Disclosure of non-current assets held for sale and discontinued operations [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021
Assets classified as held for sale
Trade and other receivables	239	-
Property, plant and equipment	629	-
Goodwill	5,289	-
Intangible assets	2,056	-
Total assets of disposal group classified as held for sale	8,214	-

Liabilities directly associated with assets classified as held for sale
Trade and other payables	91	-
Provisions - current	1,126	-
Lease liabilities - current	157	-
Provisions - non-current	74	-
Lease liabilities - non-current	49	-
Total liabilities of disposal group classified as held for sale	1,497	-

Consideration received or receivable [text block]
	USD 000	AUD 000
Consideration received or receivable
Cash	2,623	3,807
Fair value of contingent consideration	4,472	6,490
Less costs to sell	(345)	(500)
Total disposal consideration	6,750	9,797
Estimated carrying amount of net assets sold	6,716	9,747
Gain on sale	34	50